Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Options Outstanding - beginning of year (shares)	2,800	2,710	4,237
Options, Granted (shares)	916	265	15
Options, Exercised (shares)	0	(36)	(1,528)
Options, Forfeited/Expired (shares)	(349)	(139)	(14)
Options Outstanding - end of year (shares)	3,367	2,800	2,710
Options Exercisable - end of year (shares)	2,271	2,500	2,508
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 36.84	$ 36.61	$ 36.33
Weighted-Average Exercise Price, Granted (dollars per share)	9.44	43.99	56.76
Weighted-Average Exercise Price, Exercised (dollars per share)	0.00	33.79	36.10
Weighted-Average Exercise Price, Forfeited/Expired (dollars per share)	38.97	46.80	28.51
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	29.16	36.84	36.61
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 35.89	$ 36.03	$ 37.03